Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010
ASSETS
Cash	$ 7	$ 37,289
Total current assets	7	37,289
Oil and Gas PROPERTIES (full cost method)
Unevaluated	53,750	53,750
TOTAL ASSETS	53,757	91,039
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable and accrued liabilities	267,321	251,507
Related party payable	71,795	71,924
Advances payable	2,500	0
Note payable-net of discount	35,000	28,758
Total current liabilities	376,616	352,189
STOCKHOLDERS' DEFICIT:
Common stock, $.001 par value; 300,000,000 shares authorized, 161,582,542 and 160,082,542 issued and outstanding, Respectively	1,602,700	1,600,825
Additioinal paid-in capital	10,148,196	10,131,321
Deficit accumulated during exploration stage	(9,420,587)	(9,420,587)
Deficit accumulated after entering the development stage	(2,653,168)	(2,572,709)
Total Stockholders' Deficit	(322,859)	(261,150)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 53,757	$ 91,039